Exhibit 99

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Sep-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 1 of 3

Payment Determination Statement Number	7
Distribution Date	08-Sep-08
Record Date	05-Sep-08

Dates Covered	From and Including	To and Including
Collections Period	01-Aug-08	31-Aug-08
Accrual Period	08-Aug-08	07-Sep-08
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	72,473	$ 1,290,703,511.06
Collections of Installment Principal		23,427,883.94
Collections Attributable to Full Payoffs		10,619,943.40
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		5,887,736.27

Pool Balance — End of Period(EOP)	70,994	$ 1,250,767,947.45

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,555,000,035.25
Pool Factor (Pool Balance as a % of Initial Pool Balance)	80.44%

Ending Overcollateralization(O/C) Amount	$61,204,354.26
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	105.145%

Cumulative Net Losses	$12,807,851.81
Net Loss Ratio (3 mos weighted avg.)	2.772%
Cumulative Recovery Ratio	36.850%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	22,965,368.02	1.836%	1,248
61-90 Days Delinquent	4,137,885.96	0.331%	199
91-120 Days Delinquent	1,128,066.31	0.090%	55
121 Days or More Delinquent	40,737.74	0.003%	3
Repossessions	7,863,136.90	0.629%	362

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	13,169,826.91
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.96350%

	Current Month	Prior Month
Weighted Average A.P.R.	7.777%	7.787%
Weighted Average Remaining Term (months)	51.95	52.79
Weighted Average Seasoning (months)	15.77	14.87

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Sep-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 2 of 3

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$23,427,883.94	Pool Balance	$1,250,767,947.45
Collections Attributable to Full Payoffs	10,619,943.40	Yield Supplement O/C Amount	(33,853,363.41)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,216,914,584.04
Recoveries on Loss Accounts	2,030,007.05
Collections of Interest	7,994,861.07	Total Securities	$1,189,563,593.19

Investment Earnings	41,487.20
Reserve Account	7,537,000.00	Adjusted O/C Amount	$27,350,990.85
Hedge Receipts	0.00

Total Sources	$51,651,182.66	Target Overcollateralization Amount	$48,676,583.36

Cash Uses
Servicer Fee	$1,075,586.26	O/C Release Period?	No
Hedge Payments (excl. termination payments)	105,700.27

A Note Interest	3,422,587.27	O/C Release	$0.00

First Priority Principal Distribution Amount	0.00
B Note Interest	385,722.50
Second Priority Principal Distribution Amount	0.00
C Note Interest	162,916.67
Third Priority Principal Distribution Amount	11,610,678.84
Reserve Fund	7,537,000.00
Required Principal Distribution Amount	27,350,990.85
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$51,651,182.66

Administrative Payment
Total Principal and Interest Sources	$51,651,182.66
Investment Earnings in Trust Account	(41,487.20)
Hedge Receipts	(0.00)
Daily Collections Remitted	(44,094,081.85)
Cash Reserve in Trust Account	(7,537,000.00)

Servicer Fee (withheld)	(1,075,586.26)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	(1,096,972.65)

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Sep-08

DaimlerChrysler Auto Trust 2008-A Monthly Servicer’s Certificate (MG)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 350,000,000.00 @ 3.15195%	71,125,262.88	32,163,593.19	38,961,669.69	111.3190563	193,046.71	0.5515620
Class A-2a 75,000,000.00 @ 3.40%	75,000,000.00	75,000,000.00	0.00	0.0000000	212,500.00	2.8333333
Class A-2b 310,000,000.00 @ 3.31188%	310,000,000.00	310,000,000.00	0.00	0.0000000	884,087.97	2.8518967
Class A-3a 275,000,000.00 @ 3.70%	275,000,000.00	275,000,000.00	0.00	0.0000000	847,916.67	3.0833333
Class A-3b 190,000,000.00 @ 3.51188%	190,000,000.00	190,000,000.00	0.00	0.0000000	574,582.59	3.0241189
Class A-4 190,300,000.00 @ 4.48%	190,300,000.00	190,300,000.00	0.00	0.0000000	710,453.33	3.7333333
Class B 83,100,000.00 @ 5.57%	83,100,000.00	83,100,000.00	0.00	0.0000000	385,722.50	4.6416667
Class C 34,000,000.00 @ 5.75%	34,000,000.00	34,000,000.00	0.00	0.0000000	162,916.67	4.7916668

Total Notes	$1,228,525,262.88	$1,189,563,593.19	$38,961,669.69		$3,971,226.44

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 31